Deferred Cost	6 Months Ended
Sep. 30, 2020
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED COST

NOTE 6 – DEFERRED COST

As of September 30, 2020 and March 31, 2020, deferred cost of $530,372 and $510,617 represent the financing costs the Company paid to third-parties for the next round financing, respectively.